Supplemental Information - Summary of Consolidated Statements of Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Information Of Statements Of Operations [Line Items]
Total income (loss) from discontinued operations	$ 57,276	$ (69,736)	$ (56,081)
Research and development expense	18,347	14,234	15,873
Administration expenses	31,928	32,619	37,661
Interest accretion on long-term debt			7,874
Finance costs	6,330	2,899	6,867
Employer's benefits	598	1,055	1,495
Share-based payments expense	4,232	6,194	21,609
Research And Development
Supplemental Information Of Statements Of Operations [Line Items]
Research and development tax credits	124	426	572
Salary subsidy	372	1,017
Rent subsidy	140	108
Research and development expense	636	1,551	572
Administration Expenses
Supplemental Information Of Statements Of Operations [Line Items]
Salary subsidy	325	1,457
Rent subsidy	86	63
Administration expenses	411	1,520
Loss From Discontinued Operations
Supplemental Information Of Statements Of Operations [Line Items]
Salary subsidy	2,502	4,758
Rent subsidy	682	426
Research and development tax credits	116	1,332
Total income (loss) from discontinued operations	3,300	6,516
Finance Costs
Supplemental Information Of Statements Of Operations [Line Items]
Interest accretion on long-term debt	4,388	2,209	7,874
Amortization of fees for credit facility			10
Financing fees on warrant liability		709
Interest Expense On Provisions	90
Other interest expense, transaction and bank fees	413	485	594
Interest expense on lease liabilities	3,754	6,030	7,068
Interest income	(73)	(451)	(753)
Finance costs	8,572	8,982	14,793
Employee Compensation Expense
Supplemental Information Of Statements Of Operations [Line Items]
Wages and salaries	19,731	32,410	48,846
Employer's benefits	3,201	5,443	8,263
Share-based payments expense	4,252	6,234	22,030
Employee compensation expense	$ 27,184	$ 44,087	$ 79,139